EMPLOYEE BENEFIT PLANS - Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments at Net Asset Value:
Separate Investment Accounts (a)	$ 0	$ 54,750
Pension Benefits
Investments at Net Asset Value:
Separate Investment Accounts (a)	$ 0	$ 54,750